Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation And Qualifying Accounts [Abstract]
Balance at Beginning of Period	$ 43	$ 44	$ 37
Charged to Costs and Expenses	35	45	52
Charged to Other Accounts	8	8	6
Deductions	(52)	(54)	(51)
Balance at End of Period	$ 34	$ 43	$ 44